Document and Entity Information	Jun. 10, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 10, 2024
Entity Registrant Name	Zymeworks Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-41535
Entity Tax Identification Number	88-3099146
Entity Address Address Line 1	108 Patriot Drive, Suite A
Entity Address City Or Town	Middletown
Entity Address State Or Province	DE
Entity Address Postal Zip Code	19709
City Area Code	302
Local Phone Number	274-8744
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001 per share
Trading Symbol	ZYME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001937653
Amendment Flag	false